Loans and Allowance for Loan Losses, Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
With an allowance recorded [Abstract]
Unpaid principal balance	$ 0
Recorded investment	0	$ 1,993
Total [Abstract]
Unpaid principal balance	2,099	10,048
Recorded investment	2,014	10,023
Allowance for Loan Losses Allocated	0	10
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded	0
Interest income recognized - with an allowance recorded	0
Cash basis interest recognized - with an allowance recorded	0
Average impaired loans	2,067	10,587
Interest income recognized	128	575
Cash basis interest recognized	128	575
Commercial Real Estate [Member] | Owner-occupied [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	1,692	5,052
Recorded investment	1,607	5,027
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	1,662	5,151
Interest income recognized - with no allowance recorded	97	309
Cash basis interest recognized - with no allowance recorded	97	309
Commercial Real Estate [Member] | Nonowner-occupied [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	379	384
Recorded investment	379	384
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	382	387
Interest income recognized - with no allowance recorded	29	29
Cash basis interest recognized - with no allowance recorded	29	29
Commercial and Industrial [Member]
With an allowance recorded [Abstract]
Unpaid principal balance		1,993
Recorded investment		1,993
With no related allowance recorded [Abstract]
Unpaid principal balance		2,538
Recorded investment		2,538
Total [Abstract]
Allowance for Loan Losses Allocated		10
Impaired loans [Abstract]
Average impaired loans - with an allowance recorded		1,987
Interest income recognized - with an allowance recorded		94
Cash basis interest recognized - with an allowance recorded		94
Average impaired loans - with no allowance recorded		2,981
Interest income recognized - with no allowance recorded		139
Cash basis interest recognized - with no allowance recorded		139
Consumer [Member] | Home Equity [Member]
With no related allowance recorded [Abstract]
Unpaid principal balance	28	31
Recorded investment	28	31
Impaired loans [Abstract]
Average impaired loans - with no allowance recorded	23	32
Interest income recognized - with no allowance recorded	2	2
Cash basis interest recognized - with no allowance recorded	$ 2	2
Consumer [Member] | Other [Member]
Total [Abstract]
Unpaid principal balance		50
Recorded investment		50
Impaired loans [Abstract]
Average impaired loans		49
Interest income recognized		2
Cash basis interest recognized		$ 2